Investments Hybrid Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Hybrid Securities [Line Items]
Hybrid securities	$ 1,235.3	$ 354.6
Corporate debt securities
Hybrid Securities [Line Items]
Hybrid securities	479.1	188.4
Residential mortgage-backed securities
Hybrid Securities [Line Items]
Hybrid securities	536.2	0.0
Other asset-backed securities
Hybrid Securities [Line Items]
Hybrid securities	89.2	34.8
Redeemable preferred stocks
Hybrid Securities [Line Items]
Hybrid securities	$ 130.8	$ 131.4